STOCKHOLDERS’ EQUITY (DEFICIT)	12 Months Ended
Sep. 30, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 8 - STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock

As of September 30, 2021 and 2020, the Company had 82,927,311 and 27,505,196 shares of common stock outstanding, respectively, and were authorized to issue 681,000,000 shares of common stock at a par value of $0.01.

Treasury Stock

Management determines the fair value of stock issuances using the closing stock price on the grant date.

During the year ended September 30, 2021, the Company came to a settlement with Mr. James LaGanke, as Trustee of Carmel Trust II and purchased back 127,500 shares and recorded such shares as Treasury Stock. Mr. James LaGanke received $50,000 in exchange for the 127,500 shares. The Company attributed $40,000 of this settlement to the repurchase of common stock and the remaining $10,000 to the repurchase of Series A Preferred Stock.

During the year ended September 30, 2020, the Company came to a settlement with First Fire and purchased back 149,557 shares and recorded such shares as Treasury Stock. First Fire received $150,000 in exchange for the 149,557 shares.

During the year ended September 30, 2020, the Company entered into to a settlement with Michael De La Garza and purchased 13,137,757 shares of common stock held by Mr. De La Garza in exchange for $400,000 in cash, of which $300,000 was paid at the time of settlement and the remaining $100,000 was paid through four quarterly payments of $25,000. The Company made the final payment was made on September 1, 2021.

The accumulated number of common stock recorded in Treasury Stock at September 30, 2021 is 13,414,814 shares versus 13,287,314 shares as of September 30, 2020.

Common Stock Issued for Cash

During the year ended September 30, 2021, the Company issued 55,549,615 shares of common stock pursuant to the Private Offering. Each share was priced at $0.18 and the gross proceeds from the equity issuance were $9,998,931. The proceeds net of issuance costs were $8,558,339.

As of September 30, 2021, the Company had issued 96,342,125 shares of common stock, of which 13,414,814 are now in treasury stock. The amount of shares of common stock outstanding as of September 30, 2021, was 82,927,311.

Common Stock Issued for Services

On July 23, 2021, the Company entered into a financial advisory and consulting agreement with Paulson Investment Company, LLC (“Paulson”). Pursuant to the agreement, Paulson will provide the following services at the Company’s request: (a) familiarize itself with the Company’s business, assets and financial condition; (b) assist the Company in developing strategic and financial objectives; (c) assist the Company in increasing its exposure in the software industry; (d) assist the Company in increasing its profile in the investment and financial community through introductions to analysts and potential investors, participation in investment conferences and exploitation of reasonably available media opportunities; (e) identify potentially attractive merger and acquisition opportunities; (f) review possible innovative financing opportunities and (g) render other financial advisory services as may be reasonably requested. The term of the agreement is four years from the date of the agreement, unless terminated earlier by either party as provided therein. As compensation for these services, the Company is issuing to Paulson 4,000,000 shares of the Company’s common stock and agreed to reimburse Paulson for all reasonable and documented expenses incurred by Paulson in connection with providing such services. When the 4,000,000 shares are issued to Paulson, the Company’s total outstanding shares of common stock will increase to 86,297,311.

Common Stock and Stock Options Issued to Directors and Officers

During 2020, 620,000 stock options were granted to employees. Also, during 2020, 920,000  stock options were cancelled due to the termination of employment of the holders. As of September 30, 2020, 800,000 stock options were outstanding. None of the stock options are in the money and the unamortized amount of stock compensation as of September 30, 2020, was $383,453. During 2021 the remaining options were canceled because the 2019 plan under which they were awarded was not approved by the Company’s shareholders, and none of the options holders were still employees, which is a requirement for vesting. Consequently, the Company recognized no stock compensation expense for the year ended September 30, 2021.

No stock or stock options were granted to employees, officers, and directors during the year ended September 30, 2021.

Year Ended September 30, 2020
Balance on September 30, 2019	1,100,000
New Awards	620,000
Options Cancelled	(920,000)
Balance at September 30, 2020	800,000

The Company’s board of directors authorized, and the shareholders approved, the Company’s 2021 Omnibus Equity Incentive Plan which provides for the award of up to 8,000,000 shares of common stock. See Note 10 – Subsequent Events for awards recently made as part of this plan.

Preferred Stock

As of September 30, 2021 and 2020, the Company had zero and 1,000,000 shares of restricted preferred stock outstanding, respectively. The Company came to a settlement with James LeGanke, as Trustee of Carmel Trust II and purchased back 127,500 shares of common stock and recorded such shares as Treasury Stock. Mr. LeGanke received a total payment of $50,000 as a result of the settlement. The Company attributed $40,000 of this settlement to the repurchase of common stock and the remaining $10,000 to the repurchase of 1,000,000 shares of Series A Preferred stock.

Warrants

During the year ended September 30, 2021, the Company granted 63,882,054 warrants, see Note 2 above.

Warrant activities for the years ended September 30, 2021 and 2020 are as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at September 30, 2019	24,290,866	$1.14	4.84
Granted	—	—	—
Exercised	—	—	—
Canceled/Forfeited	(544,000)	2.11	—
Outstanding at September 30, 2020	23,746,866	1.12	3.74
Granted	63,882,054	0.34	5.15
Exercised	—	—	—
Canceled/Forfeited	—	—	—
Outstanding at September 30, 2021	87,628,920	$0.55	4.77